Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/agga/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Expenses Paid, Amount	$ 25
C000259601 [Member]
Shareholder Report [Line Items]
Fund Name	EA Astoria Dynamic Core US Fixed Income ETF
Class Name	EA Astoria Dynamic Core US Fixed Income ETF
Trading Symbol	AGGA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the EA Astoria Dynamic Core US Fixed Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/agga/. You can also request this information by contacting us at (215) 330-4476.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://astoriaadvisorsetfs.com/agga/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.48%

Expense Ratio, Percent	0.48%
Net Assets	$ 63,295,621
Holdings Count | holding	15
Advisory Fees Paid, Amount	$ 123,366
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$63,295,621	Portfolio Turnover Rate*	14%
# of Portfolio Holdings	15	Advisory Fees Paid	$123,366
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Corporate Bond and Other Fixed Income ETFs	76.2%
U.S. Treasury ETFs	23.7%
Money Market Funds	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	15.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	12.3%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	11.7%
State Street SPDR Portfolio Short Term Treasury ETF	9.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	7.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	7.0%
Janus Henderson AAA CLO ETF	6.9%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	6.0%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	6.0%
State Street SPDR Portfolio High Yield Bond ETF	4.9%

C000243875 [Member]
Shareholder Report [Line Items]
Fund Name	Astoria US Equal Weight Quality Kings ETF
Class Name	Astoria US Equal Weight Quality Kings ETF
Trading Symbol	ROE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/roe/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/roe/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://astoriaadvisorsetfs.com/roe/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 172,766,563
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 411,967
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$172,766,563	Portfolio Turnover Rate*	38%
# of Portfolio Holdings	100	Advisory Fees Paid	$411,967
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	34.1%
Financials	13.4%
Health Care	9.9%
Industrials	9.3%
Communication Services	9.1%
Consumer Discretionary	8.8%
Consumer Staples	4.8%
Energy	3.0%
Utilities	3.0%
Materials	2.3%
Real Estate	1.9%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Omnicom Group, Inc.	1.7%
Eli Lilly & Co.	1.4%
Micron Technology, Inc.	1.4%
Western Digital Corp.	1.3%
Cardinal Health, Inc.	1.3%
Alphabet, Inc. - Class A	1.3%
Applied Materials, Inc.	1.2%
Broadcom, Inc.	1.2%
Anglogold Ashanti PLC	1.2%
Credo Technology Group Holding Ltd.	1.2%

C000254162 [Member]
Shareholder Report [Line Items]
Fund Name	Astoria US Quality Growth Kings ETF
Class Name	Astoria US Quality Growth Kings ETF
Trading Symbol	GQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Astoria US Quality Growth Kings ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/gqqq/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/gqqq/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://astoriaadvisorsetfs.com/gqqq/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 103,255,401
Holdings Count | holding	102
Advisory Fees Paid, Amount	$ 153,206
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$103,255,401	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	102	Advisory Fees Paid	$153,206
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	45.4%
Communication Services	12.5%
Consumer Discretionary	10.4%
Health Care	7.6%
Industrials	6.4%
Financials	6.4%
Consumer Staples	4.5%
Utilities	2.2%
Materials	2.0%
Energy	1.4%
Real Estate	1.0%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	7.9%
Microsoft Corp.	6.8%
Alphabet, Inc. - Class A	6.2%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.6%
Tesla, Inc.	2.0%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.6%